Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE (including related party revenue of $1,593,926 and $300,053 for the year ended December 31, 2024 and 2023)		$ 9,261,583	$ 8,932,751
COST OF REVENUE		12,066,778	9,881,622
GROSS LOSS		(2,805,195)	(948,871)
OPERATING EXPENSES:
Selling, general and administrative		7,134,120	3,158,995
Provision for credit losses		408,569	907,021
Goodwill impairment loss			1,023,533
Total operating expenses		7,542,689	5,089,549
LOSS FROM OPERATIONS		(10,347,884)	(6,038,420)
OTHER INCOME (EXPENSE)
Interest expense, net		(2,301,600)	(847,191)
Non cash finance expense		(1,000,000)
Loss on loan extinguishment		(8,417)	(233,450)
Other income (expense)		9,661	(752)
Total other expense, net		(3,300,356)	(1,081,393)
LOSS BEFORE INCOME TAXES		(13,648,240)	(7,119,813)
PROVISION FOR INCOME TAXES		5,100	218,358
NET LOSS		(13,653,340)	(7,338,171)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment		94	788
COMPREHENSIVE LOSS		$ (13,653,246)	$ (7,337,383)
WEIGHTED AVERAGE NUMBER OF COMMON STOCK*
Basic (in Shares)	[1]	1,149,320	742,416
Diluted (in Shares)	[1]	1,149,320	742,416
LOSS PER SHARE
Basic (in Dollars per share)		$ (11.88)	$ (9.88)
Diluted (in Dollars per share)		$ (11.88)	$ (9.88)

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024 and the 1-for-30 reverse stock split effected on November 21, 2024